CONCENTRATION OF CREDIT RISK (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
CONCENTRATION OF CREDIT RISK
Note 2.	CONCENTRATION OF CREDIT RISK

For the six months ended June 30, 2014 and 2013, the Company’s payor mix consisted of the following:

	2014		2013
	Net Revenues	Accounts Receivable	Net Revenues	Accounts Receivable

IPA/HMO/PPO	57.6%	60.7%	55.2%	61.3%
Medicare	38.3%	16.0%	41.3%	20.7%
Medi-Cal	2.6%	6.5%	1.7%	3.7%
Patient Pay	1.5%	16.9%	1.8%	14.3%

At June 30, 2014 and 2013, the Company had cash deposits with financial institutions that exceeded the Federal Deposit Insurance Corporation (FDIC) limits in the amounts of $336,558 and $39,782, respectively.

Note 2.	CONCENTRATION OF CREDIT RISK

For the years ended December 31, 2013 and 2012, the Company’s payor mix consisted of the following:

	2013		2012
	Net Revenues	Accounts Receivable	Net Revenues	Accounts Receivable

IPA/HMO/PPO	46.6%	37.4%	41.4%	43.1%
Medicare	41.2%	21.7%	47.2%	18.1%
Medi-Cal	3.9%	8.7%	4.9%	8.2%
Patient Pay	8.3%	32.2%	6.5%	30.6%

At December 31, 2013 and 2012, the Company had cash deposits with financial institutions that exceeded the Federal Deposit Insurance Corporation (FDIC) limits in the amounts of $116,336 and $0, respectively.